CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) shares in Thousands	Partner Capital - Prior to Recapitalization	Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Total
Equity, Beginning Balance at Dec. 31, 2019	$ 324,369,000					$ 324,369,000
CHANGES IN EQUITY ROLL FORWARD
Cash distributions	(12,883,000)					(12,883,000)
Net income (loss)	(23,930,000)					(23,930,000)
Equity, Ending Balance at Dec. 31, 2020	370,556,000					370,556,000
CHANGES IN EQUITY ROLL FORWARD
Contributed capital	83,000,000					83,000,000
Cash distributions	(51,085,000)					(51,085,000)
Net income (loss)	108,459,000					108,459,000
Equity, Ending Balance at Dec. 31, 2021	474,930,000					474,930,000
CHANGES IN EQUITY ROLL FORWARD
Contributed capital	47,000,000					47,000,000
Net income (loss)	32,444,000					32,444,000
Equity, Ending Balance at Mar. 31, 2022	507,374					507,374,000
Equity, Beginning Balance at Dec. 31, 2021	474,930,000					474,930,000
CHANGES IN EQUITY ROLL FORWARD
Net Income prior to Business Combination	219,292,000					219,292,000
Contribution of Funds' assets in exchange for common stock	$ (694,222,000)	$ 13,000	$ 694,209,000
Contribution of Funds' assets in exchange for common stock (Shares)		130,000
Recapitalization			6,825,000			6,825,000
Recapitalization (Shares)		2,923
Issuance costs			(18,508,000)			(18,508,000)
Issuance of common stock warrants			(12,265,000)			(12,265,000)
Issuance of vesting shares			(1,287,000)			(1,287,000)
Issuance of vesting shares (Shares)		372
Deferred income tax liability at Business Combination			(78,742,000)			(78,742,000)
Purchase of treasury stock					$ (229,000)	(229,000)
Purchase of treasury stock (Shares)					(26)
Common stock dividend declared ($0.08 per share)				$ (10,664,000)		(10,664,000)
Net income subsequent to the Business Combination				43,052,000		43,052,000
Net income (loss)						262,344,000
Equity, Ending Balance at Dec. 31, 2022		$ 13,000	590,232,000	32,388,000	$ (229,000)	622,404,000
Equity, Ending Balance (Shares) at Dec. 31, 2022		133,295			(26)
CHANGES IN EQUITY ROLL FORWARD
Purchase of treasury stock					$ (1,801,000)	(1,801,000)
Purchase of treasury stock (Shares)					(285)
Common stock dividend declared ($0.08 per share)				(14,640,000)		(14,640,000)
Net income (loss)				36,866,000		36,866,000
Equity, Ending Balance at Mar. 31, 2023		$ 13,000	$ 592,578,000	$ 54,496,000	$ 2,030,000	$ 645,057,000
Equity, Ending Balance (Shares) at Mar. 31, 2023		133,477